SCHEDULE OF BONUS AND MILESTONES (Details) - Benjamin Kaplan [Member]	12 Months Ended
Dec. 31, 2024 CAD ($) shares
EBITDA 1st Milestones [Member]
Related Party Transaction [Line Items]
Bonus	$ 100,000
Revenue recognition milestone method	1,000,000
EBITDA 2nd Milestones [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Revenue recognition milestone method	1,000,000
EBITDA 3rd Milestones [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Revenue recognition milestone method	1,000,000
EBITDA 4th Milestones [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Revenue recognition milestone method	1,000,000
EBITDA 5th Milestones [Member]
Related Party Transaction [Line Items]
Bonus	100,000
Revenue recognition milestone method	1,000,000
Market Capitalization Milestones One [Member]
Related Party Transaction [Line Items]
Revenue recognition milestone method	$ 20,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Two [Member]
Related Party Transaction [Line Items]
Revenue recognition milestone method	$ 40,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Three [Member]
Related Party Transaction [Line Items]
Revenue recognition milestone method	$ 60,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Four [Member]
Related Party Transaction [Line Items]
Revenue recognition milestone method	$ 80,000,000
Bonus shares | shares	5,000,000
Market Capitalization Milestones Five [Member]
Related Party Transaction [Line Items]
Revenue recognition milestone method	$ 100,000,000
Bonus shares | shares	5,000,000